Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of components of income tax benefit /(expense)

EURm	2020	2019	2018
Continuing operations
Current tax	(295)	(367)	(530)
Deferred tax	(2 961)	229	341
Total	(3 256)	(138)	(189)

Schedule of the reconciliation of the difference between income tax computed at the statutory rate in Finland and income tax recognized

EURm	2020	2019	2018
Income tax (expense)/benefit at statutory rate	(149)	(31)	72
Permanent differences	90	53	(22)
Non-creditable withholding taxes	(37)	(31)	(24)
Income taxes for prior years	26	(13)	26
Effect of different tax rates of subsidiaries operating in other jurisdictions	(39)	(8)	(18)
Effect of deferred tax assets not recognized(1)	(3 202)	(99)	(205)
Benefit arising from previously unrecognized deferred tax assets	105	29	46
Net increase in uncertain tax positions	(12)	(6)	(43)
Change in income tax rates	(12)	(30)	(45)
Income taxes on undistributed earnings	(26)	(2)	26
Other	–	–	(2)
Total	(3 256)	(138)	(189)

(1)   In 2020, includes a derecognition of deferred tax assets related to Finland and in 2018 relates primarily to foreign withholding tax credits in Finland.

Schedule of deferred assets and liabilities

	2020			2019
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits(1)	720	–		1 301	–
Undistributed earnings	–	(104)		–	(83)
Intangible assets and property, plant and equipment(1)	1 020	(291)		3 257	(279)
Right-of-use assets	–	(197)		2	(221)
Defined benefit pension assets	3	(1 233)		55	(1 150)
Other non-current assets	27	(40)		62	(53)
Inventories	120	(8)		216	(24)
Other current assets	98	(46)		164	(32)
Lease liabilities	164	(3)		220	–
Defined benefit pension and other post-employment liabilities	1 045	(7)		1 006	(29)
Other non-current liabilities	–	–		32	–
Provisions	251	(86)		213	(51)
Other current liabilities	200	(63)		182	(126)
Other temporary differences	5	(13)		99	(27)
Total before netting	3 653	(2 091)	1 562	6 809	(2 075)	4 734
Netting of deferred tax assets and liabilities	(1 831)	1 831	–	(1 685)	1 685	–
Total after netting	1 822	(260)	1 562	5 124	(390)	4 734

(1) The decrease in deferred tax assets in 2020 compared to 2019 is primarily related to derecognition of deferred tax assets in Finland

Schedule of movements in the net deferred tax balance

EURm	2020	2019	2018
As of January 1	4 734	4 561	4 169
Adoption of new IFRS standards(1)	–	(1)	19
Recognized in income statement, continuing operations	(2 961)	229	341
Recognized in income statement, discontinued operations	1	–	29
Recognized in other comprehensive income	(115)	(84)	(57)
Recognized in equity	2	(7)	6
Acquisitions through business combinations and disposals	4	–	–
Translation differences	(103)	36	54
As of December 31	1 562	4 734	4 561

(1)In 2019, adoption of IFRS 16, Leases. In 2018, adoption of IFRS 9, Financial Instruments, and IFRS 15, Revenue from Contracts with Customers.

Schedule of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization

EURm	2020	2019
Temporary differences	14 258	1 716
Tax losses carried forward	19 021	18 609
Tax credits	341	101
Total	33 620	20 426

Schedule of expiry of tax losses carried forward and unused tax credits

	2020			2019
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	163	2 364	2 527	2 181	1 609	3 790
Thereafter	7	–	7	–	6	6
No expiry	1 810	16 657	18 467	1 728	16 994	18 722
Total	1 980	19 021	21 001	3 909	18 609	22 518
Tax credits
Within 10 years	29	326	355	251	88	339
Thereafter	36	2	38	237	2	239
No expiry	206	13	219	13	11	24
Total	271	341	612	501	101	602